UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02556

Name of Fund: Ready Assets Government Liquidity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets Government Liquidity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	Ready Assets Government Liquidity Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae:
5.00%, 2/13/17 - 5/11/17	$22,161	$22,877,480
0.63%, 6/01/17 (a)	5,345	5,316,565
0.51%, 7/20/17 (b)	13,500	13,499,329
0.49%, 8/16/17 (b)	15,500	15,498,369
0.48%, 10/05/17 (b)	18,750	18,746,627
Federal Farm Credit Bank:
0.40%, 9/29/16 (a)	19,685	19,672,095
0.47%, 11/10/16 (b)	17,000	16,999,525
0.50%, 3/16/17 (b)	22,000	21,997,203
0.59%, 3/30/17 (a)	12,765	12,714,582
0.62%, 4/24/17 (b)	9,500	9,499,638
0.64%, 6/08/17 (a)	9,715	9,661,287
0.56%, 11/20/17 (b)	12,500	12,499,177
0.52%, 11/22/17 (b)	15,000	14,998,001
0.60%, 12/04/17 (b)	22,000	22,000,000
0.63%, 1/23/18 (b)	7,110	7,110,103
0.65%, 4/04/18 (b)	20,000	19,996,627
0.68%, 6/18/18 (b)	11,085	11,087,181
Federal Home Loan Bank:
0.49%, 8/10/16 (a)	49,500	49,493,936
0.28%, 8/15/16 (a)	17,935	17,933,047
0.45%, 8/22/16 - 11/14/16 (a)	52,005	51,965,318
0.46%, 8/24/16 (a)	14,090	14,085,895
0.29%, 8/30/16 (a)	39,490	39,480,775
0.47%, 8/31/16 (a)	28,815	28,803,810
0.40%, 9/09/16 (a)	18,930	18,921,838
0.40%, 9/14/16 - 9/16/16 (a)	37,285	37,266,383
0.50%, 9/19/16 - 9/27/16 (a)	50,000	49,963,750
0.42%, 9/23/16 (a)	20,000	19,987,781
0.51%, 9/23/16 (a)	15,000	14,988,738
0.38%, 9/27/16 (a)	12,000	11,992,780
0.38%, 10/21/16 (a)	25,000	24,978,906
0.46%, 10/21/16 - 10/28/16 (a)	35,885	35,845,764
0.55%, 11/18/16 (a)	22,025	21,988,456
0.61%, 11/25/16 (b)	25,000	25,000,000
0.58%, 12/23/16 (a)	11,605	11,578,076
0.61%, 1/06/17 (b)	20,000	20,000,000
0.47%, 1/10/17 (b)	12,965	12,965,000
0.44%, 1/11/17 (a)	14,215	14,186,681
0.49%, 2/01/17 (a)	12,000	11,970,253
0.50%, 2/07/17 (b)	10,000	9,999,175
0.49%, 3/14/17 (b)	20,000	19,997,585
0.58%, 4/05/17 (b)	15,960	15,960,000
0.52%, 7/06/17 (b)	26,055	26,055,000
0.52%, 7/07/17 (b)	20,000	20,000,000
0.59%, 8/25/17 (b)	14,975	14,975,000
0.64%, 11/02/17 (b)	12,285	12,285,000
0.66%, 1/26/18 (b)	11,000	11,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Mortgage Corp. (b):
0.62%, 7/21/17	$19,000	$18,998,104
0.68%, 3/08/18	16,000	16,000,000
Freddie Mac:
0.43%, 9/12/16 (a)	32,785	32,768,553
0.40%, 10/06/16 (a)	15,000	14,989,138
0.51%, 2/17/17 (a)	20,000	19,943,333
0.88%, 2/22/17	2,130	2,134,177
Total U.S. Government Sponsored Agency Obligations — 49.8%		1,022,676,041

U.S. Treasury Obligations
U.S. Treasury Notes:
3.13%, 10/31/16	15,000	15,102,069
0.49%, 10/31/17 (b)	18,637	18,628,659
Total U.S. Treasury Obligations — 1.7%		33,730,728

Repurchase Agreements
BNP Paribas Securities Corp., 0.34%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $210,005,950, collateralized by various U.S. Treasury Obligations, 0.00% to 8.88%, due 11/15/16 to 11/15/27, original par and fair values of $211,297,797 and $214,200,000, respectively)	210,000	210,000,000
BNP Paribas Securities Corp., 0.32%, 8/05/16 (Purchased on 7/29/16 to be repurchased at $22,001,369, collateralized by various U.S. Treasury Obligations, 0.00% to 2.38%, due 7/31/20 to 11/15/28, original par and fair values of $25,063,137 and $22,440,000, respectively) (c)	22,000	22,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $236,600,000)		232,000,000

READY ASSETS GOVERNMENT LIQUIDITY FUND	JULY 31, 2016	1

Schedule of Investments (continued)	Ready Assets Government Liquidity Fund

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.38%, 8/02/16 (Purchased on 7/26/16 to be repurchased at $17,001,256, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 12/20/43 to 7/15/46, original par and fair values of $16,650,438 and $17,340,001, respectively)	$17,000	$17,000,000
Goldman Sachs & Co., 0.38%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $15,001,108, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 5.00%, due 7/15/35 to 7/20/46, original par and fair values of $18,220,191 and $15,300,001, respectively)	15,000	15,000,000
Total Value of Goldman Sachs & Co. (collateral value of $32,640,002)		32,000,000
HSBC Securities (USA), Inc., 0.29%, 8/03/16 (Purchased on 7/27/16 to be repurchased at $26,001,466, collateralized by a U.S. Treasury Obligation, 1.13%, due 1/15/21, original par and fair value of $22,745,000 and $26,524,773, respectively)	26,000	26,000,000
HSBC Securities (USA), Inc., 0.31%, 8/05/16 (Purchased on 7/29/16 to be repurchased at $34,002,049, collateralized by a U.S. Treasury Obligation, 1.13%, due 1/15/21, original par and fair value of $29,740,000 and $34,682,204, respectively)	34,000	34,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $61,206,977)		60,000,000
J.P. Morgan Securities LLC, 0.67%, 9/02/16 (Purchased on 7/29/16 to be repurchased at $44,028,661, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 10.00%, due 2/15/18 to 8/15/57, original par and fair values of $77,468,482 and $44,883,189, respectively) (c)	44,000	44,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.32%, 8/01/16, (Purchased on 7/29/16 to be repurchased at $120,003,200, collateralized by various U.S. Treasury Obligations, 1.63% to 2.00%, due 8/15/25 to 2/15/26, original par and fair values of $119,907,000 and $122,402,369, respectively)	$120,000	$120,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $167,285,558)		164,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $84,002,310, collateralized by a U.S. Treasury Obligation, 0.13%, due 7/15/26, original par and fair value of $84,460,300 and $85,680,053, respectively)	84,000	84,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $20,000,583, collateralized by a U.S. Government Sponsored Agency Obligation, 4.00%, due 11/20/45, original par and fair value of $21,987,401 and $20,400,001, respectively)	20,000	20,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $106,080,054)		104,000,000
Mizuho Securities USA, Inc., 0.36%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $20,000,600, collateralized by various U.S. Government Sponsored Agency Obligations, 2.00% to 5.66%, due 1/20/45 to 2/20/46, original par and fair values of $111,094,942 and $21,400,000, respectively)	20,000	20,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $21,400,000)		20,000,000

2	READY ASSETS GOVERNMENT LIQUIDITY FUND	JULY 31, 2016

Schedule of Investments (continued)	Ready Assets Government Liquidity Fund

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.29%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $70,001,692, collateralized by various U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 5.00%, due 11/23/16 to 7/20/46, original par and fair values of $69,734,083 and $71,400,228, respectively)	$70,000	$70,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $71,400,228)		70,000,000
RBC Capital Markets LLC, 0.31%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $20,000,517, collateralized by a U.S. Treasury Obligation, 1.50%, due 3/31/23, original par and fair value of $20,081,600 and $20,400,015, respectively)	20,000	20,000,000
RBC Capital Markets LLC, 0.32%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $20,000,533, collateralized by various U.S. Government Sponsored Agency Obligations, 1.88% to 6.12%, due 3/15/28 to 6/20/46, original par and fair values of $257,452,225 and $21,281,375, respectively)	20,000	20,000,000
Total Value of RBC Capital Markets LLC (collateral value of $41,681,390 )		40,000,000
Societe Generale SA, 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $30,000,825, collateralized by various U.S. Treasury Obligations, 1.13% to 1.75%, due 5/31/19 to 3/31/22, original par and fair values of $30,064,770 and $30,600,017, respectively)	30,000	30,000,000

Repurchase Agreements	Par (000)	Value
Societe Generale SA, 0.32%, 8/03/16 (Purchased on 7/27/16 to be repurchased at $38,002,364, collateralized by various U.S. Treasury Obligations, 0.00% to 8.50%, due 8/18/16 to 11/15/44, original par and fair values of $32,665,800 and $38,760,087, respectively)	$38,000	$38,000,000
Societe Generale SA, 0.32%, 8/04/16 (Purchased on 7/28/16 to be repurchased at $36,002,240, collateralized by various U.S. Treasury Obligations, 0.00% to 2.63%, due 3/02/17 to 11/15/24, original par and fair values of $34,285,900 and $36,720,057, respectively)	36,000	36,000,000
Societe Generale SA, 0.34%, 8/05/16 (Purchased on 7/29/16 to be repurchased at $58,003,834, collateralized by various U.S. Treasury Obligations, 0.63% to 2.25%, due 12/31/16 to 11/15/24, original par and fair values of $58,293,947 and $59,160,000, respectively)	58,000	58,000,000
Total Value of Societe Generale SA (collateral value of $165,240,161)		162,000,000
TD Securities (USA) LLC, 0.33%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $25,000,688, collateralized by various U.S. Treasury Obligations, 0.00% to 2.13%, due 8/25/16 to 12/31/22, original par and fair values of $24,270,700 and $25,500,051, respectively)	25,000	25,000,000
TD Securities (USA) LLC, 0.35%, 8/01/16 (Purchased on 7/29/16 to be repurchased at $80,002,333, collateralized by various U.S. Treasury Obligations, 1.13% to 2.13%, due 2/28/21 to 1/31/23, original par and fair values of $78,230,200 and $81,600,038, respectively)	80,000	80,000,000

READY ASSETS GOVERNMENT LIQUIDITY FUND	JULY 31, 2016	3

Schedule of Investments (continued)	Ready Assets Government Liquidity Fund

Repurchase Agreements	Par (000)	Value
Total Value of TD Securities (USA) LLC (collateral value of $107,100,089)		$105,000,000

		Value
Wells Fargo Securities LLC, 0.33%, 8/02/16 (Purchased on 7/26/16 to be repurchased at $24,001,540, collateralized by a U.S. Government Sponsored Agency Obligation, 3.00%, due 7/01/46, original par and fair value of $23,799,816 and $24,720,001, respectively)	$24,000	$24,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $24,720,001)		24,000,000
Total Repurchase Agreements — 49.3%		1,013,000,000
Total Investments (Cost — $2,069,406,769*) — 100.8%		2,069,406,769
Liabilities in Excess of Other Assets — (0.8)%		(15,456,567)

Net Assets — 100.0%		$2,053,950,202

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

4	READY ASSETS GOVERNMENT LIQUIDITY FUND	JULY 31, 2016

Schedule of Investments (concluded)	Ready Assets Government Liquidity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,069,406,769	—	$2,069,406,769
[1] See above schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$528,584	—	—	$528,584

During the year ended July 31, 2016, there were no transfers between levels.

READY ASSETS GOVERNMENT LIQUIDITY FUND	JULY 31, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Government Liquidity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Government Liquidity Fund

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Government Liquidity Fund

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Government Liquidity Fund

Date:	September 21, 2016